Costs and Estimated Earnings on Uncompleted Contracts (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Contractors [Abstract]
Cost incurred on uncompleted contracts	$ 1,245,693	$ 1,410,722
Estimated earnings	348,501	346,862
Cost incurred and estimated earnings on uncompleted contracts	1,594,194	1,757,584
Less: Billing to date	1,529,992	1,689,082
Total	64,202	68,502
Included in the accompanying balance sheets under the following captions:
Costs and estimated earnings in excess of billings on uncompleted contracts	88,744	97,696
Other noncurrent assets (non-current retainage)	6,713	5,675
Billings in excess of costs and estimated earnings on uncompleted contracts	(31,255)	(34,869)
Total	$ 64,202	$ 68,502